UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Event Driven Opportunities Fund

July 31, 2016

AEDO-QTLY-0916
1.9585372.102

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.9%
	Shares	Value
CONSUMER DISCRETIONARY - 25.0%
Diversified Consumer Services - 2.3%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	22,700	$204,073
Household Durables - 3.4%
TopBuild Corp. (a)	8,072	304,799
Internet & Catalog Retail - 0.8%
Liberty TripAdvisor Holdings, Inc. (a)	3,000	71,010
Leisure Products - 1.7%
Vista Outdoor, Inc. (a)	3,070	153,654
Media - 10.2%
Cable One, Inc.	135	70,724
Gannett Co., Inc.	3,836	48,947
The Madison Square Garden Co. (a)	1,565	286,066
Time, Inc.	19,681	321,391
Twenty-First Century Fox, Inc. Class B	6,457	174,533
		901,661
Specialty Retail - 6.6%
Barnes & Noble Education, Inc. (a)	18,151	209,826
Outerwall, Inc.	6,100	321,226
Signet Jewelers Ltd.	647	56,878
		587,930

TOTAL CONSUMER DISCRETIONARY		2,223,127

CONSUMER STAPLES - 13.2%
Food Products - 3.0%
Mondelez International, Inc.	6,188	272,148
Tobacco - 10.2%
Universal Corp.	15,263	905,246

TOTAL CONSUMER STAPLES		1,177,394

ENERGY - 5.5%
Energy Equipment & Services - 5.5%
Exterran Corp. (a)	38,640	491,501
FINANCIALS - 10.1%
Capital Markets - 2.2%
NorthStar Asset Management Group, Inc.	16,126	191,254
Consumer Finance - 2.0%
Encore Capital Group, Inc. (a)	7,414	180,976
Insurance - 0.8%
FNF Group	1,845	69,501
Real Estate Investment Trusts - 3.1%
Four Corners Property Trust, Inc.	3,414	74,118
WP Glimcher, Inc.	16,190	205,289
		279,407
Thrifts & Mortgage Finance - 2.0%
Fannie Mae (a)	44,735	88,128
Freddie Mac (a)	48,435	85,246
		173,374

TOTAL FINANCIALS		894,512

HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 1.3%
Halyard Health, Inc. (a)	3,234	111,864
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	4,980	70,318
Pharmaceuticals - 2.8%
DepoMed, Inc. (a)	10,050	190,649
Valeant Pharmaceuticals International, Inc. (United States) (a)	2,607	58,136
		248,785

TOTAL HEALTH CARE		430,967

INDUSTRIALS - 13.4%
Aerospace & Defense - 3.5%
KLX, Inc. (a)	2,810	90,763
Triumph Group, Inc.	7,114	219,325
		310,088
Commercial Services & Supplies - 4.6%
Matthews International Corp. Class A	1,661	99,843
The Brink's Co.	9,443	309,919
		409,762
Electrical Equipment - 1.2%
Babcock & Wilcox Enterprises, Inc. (a)	6,993	107,412
Machinery - 2.0%
Allison Transmission Holdings, Inc.	6,127	176,580
Professional Services - 1.8%
Insperity, Inc.	2,099	164,751
Trading Companies & Distributors - 0.3%
Now, Inc. (a)	1,370	25,085

TOTAL INDUSTRIALS		1,193,678

INFORMATION TECHNOLOGY - 10.9%
Electronic Equipment & Components - 3.4%
Kimball Electronics, Inc. (a)	23,884	301,416
Internet Software & Services - 1.2%
Rackspace Hosting, Inc. (a)	4,670	109,418
IT Services - 2.2%
Alliance Data Systems Corp. (a)	840	194,561
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Group Ltd.	9,800	115,150
Software - 2.2%
CDK Global, Inc.	1,946	112,459
Xura, Inc. (a)	3,448	85,683
		198,142
Technology Hardware, Storage & Peripherals - 0.6%
Quantum Corp. (a)	86,174	52,566

TOTAL INFORMATION TECHNOLOGY		971,253

MATERIALS - 0.9%
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	4,011	75,367
TOTAL COMMON STOCKS
(Cost $6,864,866)		7,457,799
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.26% 9/8/16 (b)
(Cost $39,989)	40,000	39,991
	Shares	Value

Money Market Funds - 11.9%
Fidelity Cash Central Fund, 0.42% (c)
(Cost $1,061,777)	1,061,777	1,061,777

Equity Funds - 4.6%
Domestic Equity Funds - 4.6%
iShares Russell 3000 Index ETF
(Cost $391,438)	3,200	410,272
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $8,358,070)		8,969,839
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(80,917)
NET ASSETS - 100%		$8,888,922

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
7 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	758,870	$16,584
1 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	121,700	3,339
TOTAL FUTURES CONTRACTS			$19,923

The face value of futures purchased as a percentage of Net Assets is 9.9%

Security Type Abbreviations

ETF – Exchange- Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,991.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$822
Total	$822

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,223,127	$2,223,127	$--	$--
Consumer Staples	1,177,394	1,177,394	--	--
Energy	491,501	491,501	--	--
Financials	894,512	894,512	--	--
Health Care	430,967	430,967	--	--
Industrials	1,193,678	1,193,678	--	--
Information Technology	971,253	971,253	--	--
Materials	75,367	75,367	--	--
U.S. Government and Government Agency Obligations	39,991	--	39,991	--
Money Market Funds	1,061,777	1,061,777	--	--
Equity Funds	410,272	410,272	--	--
Total Investments in Securities:	$8,969,839	$8,929,848	$39,991	$--
Derivative Instruments:
Assets
Futures Contracts	$19,923	$19,923	$--	$--
Total Assets	$19,923	$19,923	$--	$--
Total Derivative Instruments:	$19,923	$19,923	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $8,407,525. Net unrealized appreciation aggregated $562,314, of which $1,169,759 related to appreciated investment securities and $607,445 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Event Driven Opportunities Fund

July 31, 2016

EDO-QTLY-0916
1.9585362.102

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.1%
	Shares	Value
CONSUMER DISCRETIONARY - 25.2%
Diversified Consumer Services - 2.3%
Apollo Education Group, Inc. Class A (non-vtg.) (a)	456,600	$4,104,834
Household Durables - 3.5%
TopBuild Corp. (a)	162,284	6,127,844
Internet & Catalog Retail - 0.8%
Liberty TripAdvisor Holdings, Inc. (a)	60,800	1,439,136
Leisure Products - 1.8%
Vista Outdoor, Inc. (a)	62,200	3,113,110
Media - 10.2%
Cable One, Inc.	2,700	1,414,476
Gannett Co., Inc.	79,700	1,016,972
The Madison Square Garden Co. (a)	31,219	5,706,521
Time, Inc.	392,900	6,416,057
Twenty-First Century Fox, Inc. Class B	128,800	3,481,464
		18,035,490
Specialty Retail - 6.6%
Barnes & Noble Education, Inc. (a)	366,356	4,235,075
Outerwall, Inc.	121,300	6,387,658
Signet Jewelers Ltd.	13,400	1,177,994
		11,800,727

TOTAL CONSUMER DISCRETIONARY		44,621,141

CONSUMER STAPLES - 15.3%
Food Products - 3.1%
Mondelez International, Inc.	124,300	5,466,714
Tobacco - 12.2%
Universal Corp.	365,927	21,703,129

TOTAL CONSUMER STAPLES		27,169,843

ENERGY - 5.2%
Energy Equipment & Services - 5.2%
Exterran Corp. (a)	730,107	9,286,961
FINANCIALS - 10.1%
Capital Markets - 2.2%
NorthStar Asset Management Group, Inc.	324,496	3,848,523
Consumer Finance - 2.1%
Encore Capital Group, Inc. (a)(b)	149,259	3,643,412
Insurance - 0.8%
FNF Group	36,496	1,374,804
Real Estate Investment Trusts - 3.1%
Four Corners Property Trust, Inc.	68,738	1,492,302
WP Glimcher, Inc.	323,100	4,096,908
		5,589,210
Thrifts & Mortgage Finance - 1.9%
Fannie Mae (a)(b)	890,642	1,754,565
Freddie Mac (a)(b)	967,639	1,703,045
		3,457,610

TOTAL FINANCIALS		17,913,559

HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 1.3%
Halyard Health, Inc. (a)	65,100	2,251,809
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	98,800	1,395,056
Pharmaceuticals - 2.8%
DepoMed, Inc. (a)(b)	202,400	3,839,528
Valeant Pharmaceuticals International, Inc. (United States) (a)	52,300	1,166,290
		5,005,818

TOTAL HEALTH CARE		8,652,683

INDUSTRIALS - 13.5%
Aerospace & Defense - 3.5%
KLX, Inc. (a)	57,700	1,863,710
Triumph Group, Inc.	141,801	4,371,725
		6,235,435
Commercial Services & Supplies - 4.6%
Matthews International Corp. Class A	33,500	2,013,685
The Brink's Co.	188,478	6,185,848
		8,199,533
Electrical Equipment - 1.2%
Babcock & Wilcox Enterprises, Inc. (a)	141,192	2,168,709
Machinery - 2.0%
Allison Transmission Holdings, Inc.	122,649	3,534,744
Professional Services - 1.9%
Insperity, Inc.	42,400	3,327,976
Trading Companies & Distributors - 0.3%
Now, Inc. (a)	28,200	516,342

TOTAL INDUSTRIALS		23,982,739

INFORMATION TECHNOLOGY - 11.0%
Electronic Equipment & Components - 3.4%
Kimball Electronics, Inc. (a)	480,519	6,064,150
Internet Software & Services - 1.2%
Rackspace Hosting, Inc. (a)	93,900	2,200,077
IT Services - 2.2%
Alliance Data Systems Corp. (a)	16,800	3,891,216
Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Group Ltd.	190,500	2,238,375
Software - 2.3%
CDK Global, Inc.	39,400	2,276,926
Xura, Inc. (a)	70,573	1,753,739
		4,030,665
Technology Hardware, Storage & Peripherals - 0.6%
Quantum Corp. (a)	1,797,278	1,096,340

TOTAL INFORMATION TECHNOLOGY		19,520,823

MATERIALS - 0.9%
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	83,100	1,561,449
TOTAL COMMON STOCKS
(Cost $142,480,289)		152,709,198
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.26% to 0.35% 8/18/16 to 10/13/16 (c)
(Cost $939,736)	940,000	939,819
	Shares	Value

Money Market Funds - 18.6%
Fidelity Cash Central Fund, 0.42% (d)	24,235,856	$24,235,856
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	8,728,575	8,728,575
TOTAL MONEY MARKET FUNDS
(Cost $32,964,431)		32,964,431
TOTAL INVESTMENT PORTFOLIO - 105.2%
(Cost $176,384,456)		186,613,448
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(9,203,355)
NET ASSETS - 100%		$177,410,093

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
178 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2016	19,296,980	$440,647
25 ICE Russell 2000 Index Contracts (United States)	Sept. 2016	3,042,500	74,330
TOTAL FUTURES CONTRACTS			$514,977

The face value of futures purchased as a percentage of Net Assets is 12.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $939,819.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,278
Fidelity Securities Lending Cash Central Fund	132,425
Total	$152,703

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$44,621,141	$44,621,141	$--	$--
Consumer Staples	27,169,843	27,169,843	--	--
Energy	9,286,961	9,286,961	--	--
Financials	17,913,559	17,913,559	--	--
Health Care	8,652,683	8,652,683	--	--
Industrials	23,982,739	23,982,739	--	--
Information Technology	19,520,823	19,520,823	--	--
Materials	1,561,449	1,561,449	--	--
U.S. Government and Government Agency Obligations	939,819	--	939,819	--
Money Market Funds	32,964,431	32,964,431	--	--
Total Investments in Securities:	$186,613,448	$185,673,629	$939,819	$--
Derivative Instruments:
Assets
Futures Contracts	$514,977	$514,977	$--	$--
Total Assets	$514,977	$514,977	$--	$--
Total Derivative Instruments:	$514,977	$514,977	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $177,651,734. Net unrealized appreciation aggregated $8,961,714, of which $24,343,008 related to appreciated investment securities and $15,381,294 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Large Cap Stock Fund

July 31, 2016

LCS-QTLY-0916
1.804840.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Auto Components - 0.2%
BorgWarner, Inc.	98,400	$3,265
Johnson Controls, Inc.	42,200	1,938
		5,203
Automobiles - 0.1%
General Motors Co.	31,900	1,006
Harley-Davidson, Inc.	25,100	1,328
		2,334
Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp.	58,600	2,968
Yum! Brands, Inc.	97,888	8,753
		11,721
Household Durables - 0.6%
KB Home	621,100	9,751
Taylor Morrison Home Corp. (a)	316,382	5,141
		14,892
Leisure Products - 0.1%
NJOY, Inc. (a)(b)	871,001	35
Polaris Industries, Inc.	27,900	2,755
		2,790
Media - 4.5%
Comcast Corp. Class A	643,613	43,283
Scripps Networks Interactive, Inc. Class A	215,100	14,210
Sinclair Broadcast Group, Inc. Class A	178,300	4,960
Time Warner, Inc.	450,541	34,534
Viacom, Inc. Class B (non-vtg.)	367,900	16,728
		113,715
Multiline Retail - 1.5%
Target Corp.	502,419	37,847
Specialty Retail - 1.1%
Lowe's Companies, Inc.	337,770	27,792
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	39,800	2,058

TOTAL CONSUMER DISCRETIONARY		218,352

CONSUMER STAPLES - 5.4%
Beverages - 1.7%
Diageo PLC	381,595	10,935
The Coca-Cola Co.	736,275	32,124
		43,059
Food & Staples Retailing - 0.9%
CVS Health Corp.	144,889	13,434
Walgreens Boots Alliance, Inc.	103,795	8,226
Whole Foods Market, Inc.	83,300	2,539
		24,199
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	74,700	6,663
Household Products - 2.0%
Procter & Gamble Co.	589,468	50,453
Tobacco - 0.5%
Philip Morris International, Inc.	130,334	13,067

TOTAL CONSUMER STAPLES		137,441

ENERGY - 12.8%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	180,000	8,609
Ensco PLC Class A	125,650	1,152
Helmerich & Payne, Inc. (c)	53,300	3,303
National Oilwell Varco, Inc.	321,018	10,385
Oceaneering International, Inc.	293,300	8,177
Schlumberger Ltd.	96,345	7,758
		39,384
Oil, Gas & Consumable Fuels - 11.2%
Amyris, Inc. (a)(c)	1,528,018	535
Anadarko Petroleum Corp.	119,700	6,527
Apache Corp.	393,940	20,682
Cabot Oil & Gas Corp.	403,500	9,954
Cenovus Energy, Inc.	909,000	13,012
Chevron Corp.	470,957	48,264
ConocoPhillips Co.	649,300	26,504
Devon Energy Corp.	53,200	2,036
Energy Transfer Equity LP	341,600	5,667
Golar LNG Ltd.	110,100	1,867
Imperial Oil Ltd.	538,200	16,558
Kinder Morgan, Inc.	1,026,400	20,867
Legacy Reserves LP	185,762	321
Noble Energy, Inc.	47,000	1,679
SM Energy Co.	232,300	6,302
Suncor Energy, Inc.	1,396,400	37,582
Teekay Offshore Partners LP	187,597	1,045
The Williams Companies, Inc.	1,459,641	34,988
Williams Partners LP	809,300	30,219
		284,609

TOTAL ENERGY		323,993

FINANCIALS - 20.2%
Banks - 13.3%
Bank of America Corp.	5,042,850	73,071
Citigroup, Inc.	1,373,158	60,158
Comerica, Inc.	315,500	14,273
Cullen/Frost Bankers, Inc.	9,800	665
Fifth Third Bancorp	122,100	2,317
JPMorgan Chase & Co.	1,374,171	87,910
PNC Financial Services Group, Inc.	81,420	6,729
Regions Financial Corp.	2,025,700	18,576
Standard Chartered PLC (United Kingdom)	788,587	6,310
SunTrust Banks, Inc.	707,692	29,928
U.S. Bancorp	650,285	27,423
Wells Fargo & Co.	245,550	11,779
		339,139
Capital Markets - 5.2%
Charles Schwab Corp.	498,586	14,170
Franklin Resources, Inc.	46,300	1,676
Goldman Sachs Group, Inc.	21,100	3,351
KKR & Co. LP	688,698	9,945
Morgan Stanley	877,407	25,208
Northern Trust Corp.	341,406	23,076
State Street Corp.	608,842	40,050
The Blackstone Group LP	512,400	13,753
		131,229
Diversified Financial Services - 0.1%
KKR Renaissance Co-Invest LP unit (a)(b)	20,500	2,907
Insurance - 0.6%
Marsh & McLennan Companies, Inc.	3,700	243
MetLife, Inc.	239,810	10,249
Principal Financial Group, Inc.	101,700	4,742
		15,234
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	827,992	5,953
Radian Group, Inc.	1,546,890	19,955
		25,908

TOTAL FINANCIALS		514,417

HEALTH CARE - 14.9%
Biotechnology - 4.1%
AbbVie, Inc.	114,300	7,570
Alexion Pharmaceuticals, Inc. (a)	23,000	2,958
Alnylam Pharmaceuticals, Inc. (a)	32,100	2,185
Amgen, Inc.	124,903	21,487
Biogen, Inc. (a)	68,100	19,744
BioMarin Pharmaceutical, Inc. (a)	60,500	6,015
Celgene Corp. (a)	32,000	3,590
Celldex Therapeutics, Inc. (a)	10,600	49
Genocea Biosciences, Inc. (a)	42,900	175
Gilead Sciences, Inc.	57,500	4,570
Insmed, Inc. (a)	134,444	1,539
Intercept Pharmaceuticals, Inc. (a)	126,848	21,949
Regeneron Pharmaceuticals, Inc. (a)	4,300	1,828
Spark Therapeutics, Inc. (a)	50,000	2,897
Vertex Pharmaceuticals, Inc. (a)	76,700	7,440
Windtree Therapeutics, Inc. (a)	78,103	137
		104,133
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	285,275	12,766
Alere, Inc. (a)	233,400	8,753
Boston Scientific Corp. (a)	1,499,327	36,404
Medtronic PLC	205,500	18,008
NxStage Medical, Inc. (a)	197,200	4,360
Zimmer Biomet Holdings, Inc.	79,000	10,360
		90,651
Health Care Providers & Services - 1.6%
Cigna Corp.	43,500	5,610
Express Scripts Holding Co. (a)	145,767	11,088
McKesson Corp.	128,504	25,002
		41,700
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	84,200	314
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	229,100	11,022
Pharmaceuticals - 5.2%
Allergan PLC (a)	16,113	4,076
AstraZeneca PLC sponsored ADR	55,900	1,908
Bristol-Myers Squibb Co.	32,200	2,409
GlaxoSmithKline PLC sponsored ADR	954,411	43,015
Jazz Pharmaceuticals PLC (a)	89,093	13,450
Johnson & Johnson	226,010	28,303
Novartis AG sponsored ADR	3,200	266
Sanofi SA	27,937	2,379
Teva Pharmaceutical Industries Ltd. sponsored ADR	563,601	30,153
TherapeuticsMD, Inc. (a)	730,700	5,678
		131,637

TOTAL HEALTH CARE		379,457

INDUSTRIALS - 11.9%
Aerospace & Defense - 1.7%
General Dynamics Corp.	9,100	1,337
KEYW Holding Corp. (a)	107,718	1,103
The Boeing Co.	160,837	21,497
United Technologies Corp.	172,778	18,600
		42,537
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	6,100	425
FedEx Corp.	80,100	12,968
United Parcel Service, Inc. Class B	251,675	27,206
		40,599
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	42,200	3,809
Construction & Engineering - 0.1%
AECOM (a)	36,900	1,310
Electrical Equipment - 1.3%
AMETEK, Inc.	232,070	10,914
Eaton Corp. PLC	51,000	3,234
Emerson Electric Co.	230,100	12,863
Hubbell, Inc. Class B	49,700	5,359
		32,370
Industrial Conglomerates - 2.7%
General Electric Co.	2,240,598	69,772
Machinery - 1.0%
Colfax Corp. (a)	57,400	1,685
Deere & Co.	108,100	8,400
Ingersoll-Rand PLC	82,071	5,438
Rexnord Corp. (a)	342,300	7,288
Wabtec Corp.	32,700	2,240
Xylem, Inc.	33,200	1,587
		26,638
Professional Services - 0.4%
Acacia Research Corp. (a)	24,000	130
IHS Markit Ltd. (a)	56,140	1,950
Verisk Analytics, Inc. (a)	84,430	7,200
		9,280
Road & Rail - 2.8%
Celadon Group, Inc.	27,600	228
CSX Corp.	748,799	21,213
Genesee & Wyoming, Inc. Class A (a)	197,400	12,782
J.B. Hunt Transport Services, Inc.	136,000	11,306
Kansas City Southern	89,600	8,611
Norfolk Southern Corp.	73,842	6,630
Old Dominion Freight Lines, Inc. (a)	83,300	5,803
Union Pacific Corp.	39,700	3,694
		70,267
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	55,900	4,454

TOTAL INDUSTRIALS		301,036

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 1.8%
Cisco Systems, Inc.	1,468,161	44,823
Electronic Equipment & Components - 0.1%
Fitbit, Inc. (a)	155,000	2,117
Internet Software & Services - 4.4%
Alphabet, Inc.:
Class A	61,387	48,578
Class C (a)	52,878	40,652
Facebook, Inc. Class A (a)	164,400	20,376
Twitter, Inc. (a)	157,100	2,614
		112,220
IT Services - 5.0%
Cognizant Technology Solutions Corp. Class A (a)	72,116	4,146
First Data Corp. Class A (a)	917,916	11,382
IBM Corp.	155,469	24,971
MasterCard, Inc. Class A	299,700	28,543
Paychex, Inc.	134,939	7,999
PayPal Holdings, Inc. (a)	137,500	5,121
Unisys Corp. (a)(c)	632,195	6,265
Visa, Inc. Class A	483,980	37,775
		126,202
Semiconductors & Semiconductor Equipment - 2.2%
Maxim Integrated Products, Inc.	69,700	2,842
Qualcomm, Inc.	861,650	53,922
		56,764
Software - 3.7%
Adobe Systems, Inc. (a)	83,390	8,161
Autodesk, Inc. (a)	134,369	7,988
Microsoft Corp.	1,242,996	70,453
Mobileye NV (a)	79,300	3,799
Oracle Corp.	91,339	3,749
		94,150
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	647,229	67,448
EMC Corp.	1,040,500	29,425
Western Digital Corp.	225,800	10,728
		107,601

TOTAL INFORMATION TECHNOLOGY		543,877

MATERIALS - 3.1%
Chemicals - 2.4%
CF Industries Holdings, Inc.	133,600	3,297
E.I. du Pont de Nemours & Co.	99,438	6,878
Intrepid Potash, Inc. (a)	564,205	728
LyondellBasell Industries NV Class A	55,700	4,192
Monsanto Co.	284,473	30,373
Potash Corp. of Saskatchewan, Inc.	630,700	9,830
W.R. Grace & Co.	83,900	6,282
		61,580
Containers & Packaging - 0.5%
WestRock Co.	293,169	12,580
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (c)	373,600	4,842

TOTAL MATERIALS		79,002

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	238,300	13,204
UTILITIES - 1.0%
Electric Utilities - 0.8%
Exelon Corp.	508,200	18,946
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	366,700	5,548

TOTAL UTILITIES		24,494

TOTAL COMMON STOCKS
(Cost $2,058,961)		2,535,273
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.
5% 10/15/18 pay-in-kind (b)(d)	1,020	900
9.5% 4/15/19 pay-in-kind (d)(e)	639	278
TOTAL CONVERTIBLE BONDS
(Cost $1,659)		1,178
	Shares	Value (000s)

Money Market Funds - 0.2%
Fidelity Securities Lending Cash Central Fund, 0.45%(f)(g)
(Cost $5,642)	5,642,325	5,642
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $2,066,262)		2,542,093
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,689)
NET ASSETS - 100%		$2,540,404

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,842,000 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $278,000 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 5% 10/15/18 pay-in-kind	10/16/13 - 4/15/16	$1,020
KKR Renaissance Co-Invest LP unit	7/25/13	$2,163
NJOY, Inc.	6/7/13 - 2/14/14	$2,381

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1
Fidelity Securities Lending Cash Central Fund	69
Total	$70

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$218,352	$218,317	$--	$35
Consumer Staples	137,441	126,506	10,935	--
Energy	323,993	323,993	--	--
Financials	514,417	511,510	--	2,907
Health Care	379,457	377,078	2,379	--
Industrials	301,036	301,036	--	--
Information Technology	543,877	543,877	--	--
Materials	79,002	79,002	--	--
Telecommunication Services	13,204	13,204	--	--
Utilities	24,494	24,494	--	--
Corporate Bonds	1,178	--	1,178	--
Money Market Funds	5,642	5,642	--	--
Total Investments in Securities:	$2,542,093	$2,524,659	$14,492	$2,942

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $2,079,328,000. Net unrealized appreciation aggregated $462,765,000, of which $619,046,000 related to appreciated investment securities and $156,281,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock Fund

July 31, 2016

MCS-QTLY-0916
1.804824.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.8%
Magna International, Inc. Class A (sub. vtg.)	577,900	$22,264
Tenneco, Inc. (a)	630,200	35,619
		57,883
Distributors - 1.4%
Pool Corp.	975,201	99,744
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	2,620,940	93,961
Domino's Pizza, Inc.	358,800	52,851
Marriott International, Inc. Class A (b)	522,400	37,456
Noodles & Co. (a)(b)(c)	2,368,600	17,504
Whitbread PLC	536,462	27,398
		229,170
Household Durables - 4.7%
D.R. Horton, Inc.	1,610,533	52,954
Lennar Corp. Class A	587,400	27,490
NVR, Inc. (a)	54,700	93,264
Tempur Sealy International, Inc. (a)(b)	842,600	63,726
Toll Brothers, Inc. (a)	2,123,887	59,490
Tupperware Brands Corp.	756,900	47,442
		344,366
Internet & Catalog Retail - 0.1%
Etsy, Inc. (a)	592,600	5,962
Leisure Products - 0.5%
New Academy Holding Co. LLC unit (d)(e)	294,000	39,884
Specialty Retail - 1.9%
Citi Trends, Inc. (c)	892,953	14,894
GameStop Corp. Class A (b)	443,000	13,711
Ross Stores, Inc.	481,400	29,765
Sally Beauty Holdings, Inc. (a)	895,200	26,256
Tiffany & Co., Inc.	514,000	33,163
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	85,100	22,229
		140,018
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA (b)	2,079,700	38,806
PVH Corp.	309,500	31,278
		70,084

TOTAL CONSUMER DISCRETIONARY		987,111

CONSUMER STAPLES - 2.9%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	225,400	37,108
Food & Staples Retailing - 0.3%
Tesco PLC (a)	9,866,200	20,342
Food Products - 1.7%
Amira Nature Foods Ltd. (a)(b)	1,793,975	12,755
Greencore Group PLC	2,326,400	10,086
Mead Johnson Nutrition Co. Class A	795,300	70,941
The Hershey Co.	303,200	33,582
		127,364
Household Products - 0.4%
Church & Dwight Co., Inc.	310,173	30,471

TOTAL CONSUMER STAPLES		215,285

ENERGY - 12.1%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	1,027,800	9,425
FMC Technologies, Inc. (a)	678,200	17,213
Helmerich & Payne, Inc. (b)	661,500	40,993
Oceaneering International, Inc.	1,745,300	48,659
		116,290
Oil, Gas & Consumable Fuels - 10.5%
Antero Resources Corp. (a)	2,510,900	65,760
Cabot Oil & Gas Corp.	2,075,100	51,193
Cimarex Energy Co.	669,100	80,305
Cobalt International Energy, Inc. (a)(b)	3,103,800	4,625
Denbury Resources, Inc. (b)	4,058,300	11,769
Diamondback Energy, Inc.	612,000	53,727
Energy Transfer Equity LP	5,870,500	97,392
GasLog Ltd. (b)	2,736,177	36,583
Golar LNG Ltd. (b)	1,368,800	23,215
Range Resources Corp.	666,600	26,871
SM Energy Co.	1,214,500	32,949
Southwestern Energy Co. (a)	1,246,800	18,178
The Williams Companies, Inc.	5,410,200	129,684
Whiting Petroleum Corp. (a)	1,761,700	12,984
Williams Partners LP	3,317,300	123,868
		769,103

TOTAL ENERGY		885,393

FINANCIALS - 15.9%
Banks - 4.3%
First Republic Bank	1,006,300	72,122
FNB Corp., Pennsylvania	3,720,700	44,462
Huntington Bancshares, Inc.	5,200,600	49,406
M&T Bank Corp.	457,100	52,365
Regions Financial Corp.	3,287,224	30,144
SunTrust Banks, Inc.	843,100	35,655
UMB Financial Corp.	635,100	35,191
		319,345
Capital Markets - 0.8%
KKR & Co. LP	4,071,984	58,799
Insurance - 5.9%
Arch Capital Group Ltd. (a)	1,087,200	78,963
Brown & Brown, Inc.	1,188,900	43,585
First American Financial Corp.	2,418,400	101,113
FNF Group	2,021,400	76,146
Jardine Lloyd Thompson Group PLC	1,682,094	21,816
Progressive Corp.	1,785,300	58,040
Willis Group Holdings PLC	409,500	50,622
		430,285
Real Estate Investment Trusts - 2.8%
Apartment Investment & Management Co. Class A	918,000	42,200
Essex Property Trust, Inc.	264,200	61,791
Parkway Properties, Inc.	3,235,700	56,204
VEREIT, Inc.	4,035,300	44,630
		204,825
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	598,500	17,027
Realogy Holdings Corp. (a)	1,142,800	35,415
		52,442
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp. (a)	5,982,309	43,013
Radian Group, Inc.	4,812,544	62,082
		105,095

TOTAL FINANCIALS		1,170,791

HEALTH CARE - 10.4%
Health Care Equipment & Supplies - 3.6%
Align Technology, Inc. (a)	562,900	50,183
Boston Scientific Corp. (a)	4,761,700	115,614
Teleflex, Inc.	143,300	25,838
The Cooper Companies, Inc.	377,965	68,967
		260,602
Health Care Providers & Services - 3.4%
Air Methods Corp. (a)(b)	591,100	19,678
Amplifon SpA	3,102,482	30,940
Corvel Corp. (a)	416,200	18,812
Henry Schein, Inc. (a)	286,600	51,869
MEDNAX, Inc. (a)	942,200	64,927
Universal Health Services, Inc. Class B	501,900	65,011
		251,237
Health Care Technology - 0.6%
HealthStream, Inc. (a)	859,500	20,826
Medidata Solutions, Inc. (a)	479,400	25,480
		46,306
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	815,200	39,219
Eurofins Scientific SA	339,300	127,249
		166,468
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	1,442,650	36,845

TOTAL HEALTH CARE		761,458

INDUSTRIALS - 12.7%
Aerospace & Defense - 3.0%
KEYW Holding Corp. (a)(b)(c)	3,494,336	35,782
Rockwell Collins, Inc.	230,400	19,496
Space Exploration Technologies Corp. Class A (a)(e)	96,222	9,278
Teledyne Technologies, Inc. (a)	479,300	50,327
Textron, Inc.	1,411,600	55,052
TransDigm Group, Inc. (a)	188,700	52,745
		222,680
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	498,600	34,713
Hub Group, Inc. Class A (a)	463,800	18,988
PostNL NV (a)	7,145,000	27,447
		81,148
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	719,000	30,752
U.S. Ecology, Inc.	460,681	20,869
		51,621
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	521,700	27,921
Electrical Equipment - 1.8%
AMETEK, Inc.	1,197,092	56,299
Generac Holdings, Inc. (a)	822,600	31,086
Regal Beloit Corp.	383,400	23,391
Rockwell Automation, Inc.	213,900	24,470
		135,246
Machinery - 1.4%
Donaldson Co., Inc.	1,208,000	43,645
Pentair PLC	302,000	19,274
Rational AG	76,500	37,008
		99,927
Road & Rail - 2.5%
Genesee & Wyoming, Inc. Class A (a)	1,172,300	75,906
J.B. Hunt Transport Services, Inc.	450,900	37,483
Kansas City Southern	713,600	68,584
		181,973
Trading Companies & Distributors - 1.8%
Rush Enterprises, Inc. Class A (a)	743,100	17,076
United Rentals, Inc. (a)	1,433,973	114,245
		131,321

TOTAL INDUSTRIALS		931,837

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.0%
Brocade Communications Systems, Inc.	4,616,900	42,937
Juniper Networks, Inc.	1,277,900	28,996
		71,933
Electronic Equipment & Components - 4.0%
Amphenol Corp. Class A	1,443,000	85,887
Arrow Electronics, Inc. (a)	1,337,000	88,897
CDW Corp.	696,100	29,884
Fabrinet (a)	1,123,931	42,440
IPG Photonics Corp. (a)	338,500	28,532
Keysight Technologies, Inc. (a)	676,800	19,790
		295,430
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	1,102,600	55,714
Endurance International Group Holdings, Inc. (a)(b)	2,358,600	21,180
GoDaddy, Inc. (a)(b)	1,134,800	33,953
Rightmove PLC	309,700	16,604
		127,451
IT Services - 5.0%
Alliance Data Systems Corp. (a)	162,300	37,592
Fidelity National Information Services, Inc.	667,186	53,061
First Data Corp. Class A (a)	6,893,773	85,483
Fiserv, Inc. (a)	538,000	59,374
FleetCor Technologies, Inc. (a)	253,800	38,496
Total System Services, Inc.	627,800	31,968
WNS Holdings Ltd. sponsored ADR (a)	2,109,100	59,202
		365,176
Semiconductors & Semiconductor Equipment - 1.7%
Lam Research Corp.	286,500	25,719
Linear Technology Corp.	386,500	23,186
Maxim Integrated Products, Inc.	760,900	31,030
Silicon Laboratories, Inc. (a)	531,694	28,329
Xilinx, Inc.	381,200	19,472
		127,736
Software - 3.4%
ANSYS, Inc. (a)	720,000	64,339
Aspen Technology, Inc. (a)	1,273,500	53,347
Citrix Systems, Inc. (a)	751,000	66,937
Mobileye NV (a)	493,900	23,663
Nuance Communications, Inc. (a)	677,800	10,892
Red Hat, Inc. (a)	373,500	28,121
		247,299

TOTAL INFORMATION TECHNOLOGY		1,235,025

MATERIALS - 3.2%
Chemicals - 1.1%
Albemarle Corp. U.S.	621,200	52,286
Ingevity Corp. (a)	193,966	7,423
Potash Corp. of Saskatchewan, Inc.	1,240,900	19,341
		79,050
Containers & Packaging - 0.7%
WestRock Co.	1,163,800	49,939
Metals & Mining - 1.4%
Franco-Nevada Corp.	344,600	26,570
Freeport-McMoRan, Inc.	1,605,500	20,807
Newcrest Mining Ltd. (a)	1,294,685	25,216
Novagold Resources, Inc. (a)(b)	5,148,776	35,807
		108,400

TOTAL MATERIALS		237,389

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc. (a)(b)	637,257	5,723
UTILITIES - 5.2%
Electric Utilities - 3.6%
Alliant Energy Corp.	2,310,400	92,994
IDACORP, Inc.	954,133	77,142
OGE Energy Corp.	2,184,600	70,279
Xcel Energy, Inc.	525,400	23,107
		263,522
Gas Utilities - 1.6%
Atmos Energy Corp.	1,221,897	97,495
Spire, Inc.	335,000	23,249
		120,744

TOTAL UTILITIES		384,266

TOTAL COMMON STOCKS
(Cost $5,359,127)		6,814,278
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20 (f)
(Cost $15,481)	$26,270	6,962
	Shares	Value (000s)

Money Market Funds - 10.1%
Fidelity Cash Central Fund, 0.42% (g)	528,886,678	528,887
Fidelity Securities Lending Cash Central Fund, 0.45% (g)(h)	211,107,491	211,107
TOTAL MONEY MARKET FUNDS
(Cost $739,994)		739,994
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $6,114,602)		7,561,234
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(213,997)
NET ASSETS - 100%		$7,347,237

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,162,000 or 0.7% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,962,000 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$30,988
Space Exploration Technologies Corp. Class A	4/8/16	$9,278

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$382
Fidelity Securities Lending Cash Central Fund	750
Total	$1,132

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Citi Trends, Inc.	$16,152	$--	$103	$54	$14,894
KEYW Holding Corp.	24,249	--	201	--	35,782
Noodles & Co.	$26,599	$--	$172	$--	$17,504
Total	$67,000	$--	$476	$54	$68,180

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$987,111	$947,227	$--	$39,884
Consumer Staples	215,285	194,943	20,342	--
Energy	885,393	885,393	--	--
Financials	1,170,791	1,170,791	--	--
Health Care	761,458	761,458	--	--
Industrials	931,837	922,559	--	9,278
Information Technology	1,235,025	1,235,025	--	--
Materials	237,389	212,173	25,216	--
Telecommunication Services	5,723	5,723	--	--
Utilities	384,266	384,266	--	--
Corporate Bonds	6,962	--	6,962	--
Money Market Funds	739,994	739,994	--	--
Total Investments in Securities:	$7,561,234	$7,459,552	$52,520	$49,162

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $6,113,921,000. Net unrealized appreciation aggregated $1,447,313,000, of which $1,954,283,000 related to appreciated investment securities and $506,970,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Small Cap Discovery Fund

July 31, 2016

XS4-QTLY-0916
1.968035.102

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Household Durables - 7.4%
KB Home (a)	3,000,000	$47,100,000
Meritage Homes Corp. (b)	1,300,000	47,307,000
Taylor Morrison Home Corp. (b)	1,435,028	23,319,205
		117,726,205
Multiline Retail - 1.5%
Dillard's, Inc. Class A	350,000	23,688,000
Specialty Retail - 5.6%
Aarons, Inc. Class A	1,690,000	40,475,500
Finish Line, Inc. Class A	900,000	19,557,000
Genesco, Inc. (b)	416,210	28,893,298
		88,925,798

TOTAL CONSUMER DISCRETIONARY		230,340,003

CONSUMER STAPLES - 2.7%
Food Products - 2.7%
Post Holdings, Inc. (b)	500,000	43,335,000
ENERGY - 4.5%
Energy Equipment & Services - 2.2%
Hornbeck Offshore Services, Inc. (a)(b)	965,000	7,700,700
Oil States International, Inc. (b)	570,900	17,652,228
Tidewater, Inc. (a)(c)	2,370,000	10,119,900
		35,472,828
Oil, Gas & Consumable Fuels - 2.3%
Northern Oil & Gas, Inc. (a)(b)	2,950,000	11,682,000
World Fuel Services Corp.	500,000	23,800,000
		35,482,000

TOTAL ENERGY		70,954,828

FINANCIALS - 25.2%
Banks - 14.0%
Associated Banc-Corp.	1,497,500	27,853,500
BOK Financial Corp. (a)	500,000	32,615,000
Cullen/Frost Bankers, Inc. (a)	725,000	49,220,250
First Citizen Bancshares, Inc.	166,738	43,315,198
Hilltop Holdings, Inc. (b)	572,249	12,463,583
PacWest Bancorp	400,000	16,540,000
TCF Financial Corp.	3,000,000	40,770,000
		222,777,531
Capital Markets - 5.5%
Federated Investors, Inc. Class B (non-vtg.)	1,200,000	37,884,000
Monex Group, Inc. (a)	8,021,900	19,727,420
OM Asset Management Ltd.	2,084,800	29,187,200
		86,798,620
Insurance - 2.0%
Aspen Insurance Holdings Ltd.	700,600	32,199,576
Real Estate Investment Trusts - 1.8%
Franklin Street Properties Corp.	800,000	10,256,000
Store Capital Corp.	574,524	17,919,404
		28,175,404
Thrifts & Mortgage Finance - 1.9%
Washington Federal, Inc.	1,175,700	29,392,500

TOTAL FINANCIALS		399,343,631

HEALTH CARE - 12.0%
Health Care Equipment & Supplies - 3.1%
Hill-Rom Holdings, Inc.	600,000	32,058,000
Integra LifeSciences Holdings Corp. (b)	200,000	16,854,000
		48,912,000
Health Care Providers & Services - 7.2%
AmSurg Corp. (b)	500,000	37,505,000
Civitas Solutions, Inc. (b)	1,686,652	36,144,952
Team Health Holdings, Inc. (b)	1,000,000	40,840,000
		114,489,952
Pharmaceuticals - 1.7%
Innoviva, Inc. (a)	2,156,239	27,750,796

TOTAL HEALTH CARE		191,152,748

INDUSTRIALS - 16.5%
Aerospace & Defense - 1.8%
Engility Holdings, Inc. (b)	1,000,000	29,040,000
Commercial Services & Supplies - 1.8%
Essendant, Inc.	577,700	11,577,108
Knoll, Inc.	670,200	16,922,550
		28,499,658
Electrical Equipment - 3.5%
EnerSys	250,000	15,587,500
Regal Beloit Corp.	643,877	39,282,936
		54,870,436
Machinery - 2.7%
Hillenbrand, Inc.	480,000	15,528,000
Mueller Industries, Inc.	800,000	27,232,000
		42,760,000
Professional Services - 1.0%
FTI Consulting, Inc. (b)	375,000	16,065,000
Road & Rail - 2.7%
Genesee & Wyoming, Inc. Class A (b)	221,712	14,355,852
Swift Transporation Co. (a)(b)	1,475,000	28,393,750
		42,749,602
Trading Companies & Distributors - 3.0%
WESCO International, Inc. (a)(b)	852,430	47,514,448

TOTAL INDUSTRIALS		261,499,144

INFORMATION TECHNOLOGY - 15.4%
Electronic Equipment & Components - 6.7%
Ingram Micro, Inc. Class A	1,100,000	37,664,000
SYNNEX Corp.	239,900	24,117,147
Tech Data Corp. (b)	575,000	44,809,750
		106,590,897
Internet Software & Services - 5.3%
Cimpress NV (b)	350,000	33,180,000
j2 Global, Inc.	550,000	36,762,000
Monster Worldwide, Inc. (b)(c)	5,500,000	13,915,000
		83,857,000
IT Services - 2.7%
Booz Allen Hamilton Holding Corp. Class A	450,000	13,896,000
CACI International, Inc. Class A (b)	300,000	28,599,000
		42,495,000
Software - 0.7%
SS&C Technologies Holdings, Inc.	350,000	11,277,000

TOTAL INFORMATION TECHNOLOGY		244,219,897

MATERIALS - 5.6%
Containers & Packaging - 1.7%
Silgan Holdings, Inc.	550,000	27,269,000
Metals & Mining - 3.9%
Carpenter Technology Corp.	912,092	35,799,611
Compass Minerals International, Inc.	200,000	13,918,000
Haynes International, Inc.	300,000	11,394,000
		61,111,611

TOTAL MATERIALS		88,380,611

UTILITIES - 1.4%
Gas Utilities - 1.4%
Southwest Gas Corp.	289,100	22,405,250
TOTAL COMMON STOCKS
(Cost $1,427,017,822)		1,551,631,112

Money Market Funds - 11.4%
Fidelity Cash Central Fund, 0.42% (d)	38,213,610	38,213,610
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	142,816,835	142,816,835
TOTAL MONEY MARKET FUNDS
(Cost $181,030,445)		181,030,445
TOTAL INVESTMENT PORTFOLIO - 109.2%
(Cost $1,608,048,267)		1,732,661,557
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(145,782,946)
NET ASSETS - 100%		$1,586,878,611

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,883
Fidelity Securities Lending Cash Central Fund	303,405
Total	$326,288

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Monster Worldwide, Inc.	$17,600,000	$--	$--	$--	$13,915,000
Tidewater, Inc.	20,761,200	--	--	--	10,119,900
Total	$38,361,200	$--	$--	$--	$24,034,900

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$230,340,003	$230,340,003	$--	$--
Consumer Staples	43,335,000	43,335,000	--	--
Energy	70,954,828	70,954,828	--	--
Financials	399,343,631	379,616,211	19,727,420	--
Health Care	191,152,748	191,152,748	--	--
Industrials	261,499,144	261,499,144	--	--
Information Technology	244,219,897	244,219,897	--	--
Materials	88,380,611	88,380,611	--	--
Utilities	22,405,250	22,405,250	--	--
Money Market Funds	181,030,445	181,030,445	--	--
Total Investments in Securities:	$1,732,661,557	$1,712,934,137	$19,727,420	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,608,333,890. Net unrealized appreciation aggregated $124,327,667, of which $277,585,129 related to appreciated investment securities and $153,257,462 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Discovery Fund

July 31, 2016

SMR-QTLY-0916
1.804843.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Household Durables - 2.6%
KB Home	4,500,000	$70,650,000
Meritage Homes Corp. (a)	1,900,080	69,143,911
		139,793,911
Leisure Products - 2.6%
Brunswick Corp.	2,800,000	138,936,000
Multiline Retail - 1.5%
Dillard's, Inc. Class A	1,200,000	81,216,000
Specialty Retail - 6.2%
Aarons, Inc. Class A (b)	5,400,000	129,330,000
Finish Line, Inc. Class A (b)	3,225,000	70,079,250
Genesco, Inc. (a)(b)	1,637,500	113,675,250
Rent-A-Center, Inc.	2,250,000	24,300,000
		337,384,500

TOTAL CONSUMER DISCRETIONARY		697,330,411

CONSUMER STAPLES - 3.2%
Food Products - 3.2%
Post Holdings, Inc. (a)	2,000,000	173,340,001
ENERGY - 4.6%
Energy Equipment & Services - 4.6%
Oil States International, Inc. (a)	1,911,185	59,093,840
ShawCor Ltd. Class A	3,000,000	68,425,688
Superior Energy Services, Inc.	6,346,966	101,361,047
Tidewater, Inc. (b)	4,675,000	19,962,250
		248,842,825
FINANCIALS - 23.8%
Banks - 13.9%
Associated Banc-Corp.	5,297,400	98,531,640
Cathay General Bancorp	2,450,000	73,451,000
Cullen/Frost Bankers, Inc. (c)	2,500,000	169,725,000
First Citizen Bancshares, Inc.	390,951	101,561,251
First Citizen Bancshares, Inc. Class A (a)	200,000	51,956,000
Hilltop Holdings, Inc. (a)	1,985,968	43,254,383
PacWest Bancorp	1,350,000	55,822,500
TCF Financial Corp. (b)	11,500,000	156,285,000
		750,586,774
Capital Markets - 2.9%
Federated Investors, Inc. Class B (non-vtg.)	5,000,000	157,850,000
Insurance - 1.1%
Amerisafe, Inc. (b)	1,000,000	58,530,000
Real Estate Investment Trusts - 3.7%
Franklin Street Properties Corp.	2,700,000	34,614,000
Store Capital Corp.	1,977,897	61,690,607
The GEO Group, Inc.	3,000,000	103,830,000
		200,134,607
Thrifts & Mortgage Finance - 2.2%
Washington Federal, Inc. (b)	4,695,255	117,381,375

TOTAL FINANCIALS		1,284,482,756

HEALTH CARE - 14.3%
Health Care Equipment & Supplies - 4.0%
Hill-Rom Holdings, Inc.	1,800,000	96,174,000
Integra LifeSciences Holdings Corp. (a)	1,400,000	117,978,000
		214,152,000
Health Care Providers & Services - 8.5%
AmSurg Corp. (a)	1,900,000	142,519,000
Chemed Corp.	350,000	51,499,000
Owens & Minor, Inc.	2,500,000	89,275,000
Team Health Holdings, Inc. (a)	3,000,000	122,520,000
VCA, Inc. (a)	750,000	53,505,000
		459,318,000
Pharmaceuticals - 1.8%
Innoviva, Inc. (b)	7,609,328	97,932,051

TOTAL HEALTH CARE		771,402,051

INDUSTRIALS - 15.7%
Commercial Services & Supplies - 2.0%
Essendant, Inc.	1,489,900	29,857,596
HNI Corp.	1,441,283	75,134,083
		104,991,679
Electrical Equipment - 4.0%
EnerSys	1,300,000	81,055,000
Powell Industries, Inc. (b)	1,200,000	44,208,000
Regal Beloit Corp.	1,500,000	91,515,000
		216,778,000
Machinery - 1.8%
Hillenbrand, Inc.	1,650,000	53,377,500
Mueller Industries, Inc.	1,231,900	41,933,876
		95,311,376
Professional Services - 1.6%
FTI Consulting, Inc. (a)	2,000,000	85,680,000
Road & Rail - 2.7%
Genesee & Wyoming, Inc. Class A (a)	771,888	49,979,748
Swift Transporation Co. (a)(c)	5,075,000	97,693,750
		147,673,498
Trading Companies & Distributors - 3.6%
Diploma PLC	3,000,000	33,886,937
WESCO International, Inc. (a)(b)(c)	2,897,470	161,504,978
		195,391,915

TOTAL INDUSTRIALS		845,826,468

INFORMATION TECHNOLOGY - 18.0%
Electronic Equipment & Components - 7.7%
Ingram Micro, Inc. Class A	4,500,000	154,080,000
SYNNEX Corp.	1,012,681	101,804,821
Tech Data Corp. (a)(b)	2,100,000	163,653,000
		419,537,821
Internet Software & Services - 4.7%
Cimpress NV (a)(c)	1,250,000	118,500,000
j2 Global, Inc.	2,000,000	133,680,000
		252,180,000
IT Services - 4.3%
Booz Allen Hamilton Holding Corp. Class A	3,500,000	108,080,000
CACI International, Inc. Class A (a)(b)	1,300,000	123,929,000
		232,009,000
Software - 1.3%
SS&C Technologies Holdings, Inc.	2,200,000	70,884,000

TOTAL INFORMATION TECHNOLOGY		974,610,821

MATERIALS - 6.0%
Containers & Packaging - 1.6%
Silgan Holdings, Inc.	1,725,000	85,525,500
Metals & Mining - 4.4%
Carpenter Technology Corp. (b)	3,745,924	147,027,517
Compass Minerals International, Inc. (c)	700,000	48,713,000
Haynes International, Inc. (b)	1,100,000	41,778,000
		237,518,517

TOTAL MATERIALS		323,044,017

UTILITIES - 1.0%
Electric Utilities - 1.0%
Portland General Electric Co.	1,200,000	52,404,000
TOTAL COMMON STOCKS
(Cost $3,989,115,507)		5,371,283,350

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.42% (d)	29,588,686	29,588,686
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	198,060,820	198,060,820
TOTAL MONEY MARKET FUNDS
(Cost $227,649,506)		227,649,506
TOTAL INVESTMENT PORTFOLIO - 103.7%
(Cost $4,216,765,013)		5,598,932,856
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(199,407,056)
NET ASSETS - 100%		$5,399,525,800

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,963
Fidelity Securities Lending Cash Central Fund	335,647
Total	$362,610

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aarons, Inc. Class A	$141,534,000	$--	$--	$135,000	$129,330,000
Amerisafe, Inc.	53,880,000	--	--	180,000	58,530,000
CACI International, Inc. Class A	124,995,000	--	--	--	123,929,000
Carpenter Technology Corp.	132,643,169	--	--	--	147,027,517
EnerSys	151,762,000	--	78,877,150	455,000	--
Finish Line, Inc. Class A	63,693,750	--	--	322,500	70,079,250
FTI Consulting, Inc.	120,900,000	--	42,120,393	--	--
Genesco, Inc.	117,419,214	--	3,983,677	--	113,675,250
Haynes International, Inc.	41,283,000	--	--	242,000	41,778,000
Innoviva, Inc.	94,548,192	--	621,407	--	97,932,051
Powell Industries, Inc.	37,344,000	--	--	312,000	44,208,000
TCF Financial Corp.	156,860,000	--	--	862,500	156,285,000
Tech Data Corp.	144,249,000	--	--	--	163,653,000
Tidewater, Inc.	40,953,000	--	--	--	19,962,250
Washington Federal, Inc.	114,667,139	--	640,171	--	117,381,375
WESCO International, Inc.	170,342,263	--	--	--	161,504,978
Total	$1,707,073,727	$--	$126,242,798	$2,509,000	$1,445,275,671

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $4,217,779,405. Net unrealized appreciation aggregated $1,381,153,451, of which $1,669,922,128 related to appreciated investment securities and $288,768,677 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Small Cap Stock Fund

July 31, 2016

SLC-QTLY-0916
1.804879.112

Investments July 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.5%
Diversified Consumer Services - 1.4%
ServiceMaster Global Holdings, Inc. (a)	746,057	$28,223
Hotels, Restaurants & Leisure - 2.4%
Buffalo Wild Wings, Inc. (a)	116,000	19,483
Del Frisco's Restaurant Group, Inc. (a)	25,000	373
Extended Stay America, Inc. unit	386,100	5,467
Ruth's Hospitality Group, Inc.	195,478	3,122
Sonic Corp.	698,000	18,783
		47,228
Household Durables - 1.8%
KB Home (b)	1,668,000	26,188
New Home Co. LLC (a)	927,500	9,136
		35,324
Internet & Catalog Retail - 0.7%
HSN, Inc.	292,000	14,939
Leisure Products - 1.8%
Amer Group PLC (A Shares)	293,062	8,316
Vista Outdoor, Inc. (a)	569,047	28,481
		36,797
Media - 2.0%
AMC Networks, Inc. Class A (a)	187,791	10,396
MDC Partners, Inc. Class A	385,000	4,913
Starz Series A (a)	795,585	24,051
		39,360
Specialty Retail - 2.6%
GNC Holdings, Inc.	628,600	12,830
Murphy U.S.A., Inc. (a)	356,810	27,346
Select Comfort Corp. (a)	475,000	11,334
		51,510
Textiles, Apparel & Luxury Goods - 0.8%
G-III Apparel Group Ltd. (a)	212,349	8,500
Steven Madden Ltd. (a)	242,132	8,479
		16,979

TOTAL CONSUMER DISCRETIONARY		270,360

CONSUMER STAPLES - 2.8%
Beverages - 1.2%
Coca-Cola Bottling Co. Consolidated (b)	175,242	24,956
Food & Staples Retailing - 0.9%
United Natural Foods, Inc. (a)	352,000	17,593
Food Products - 0.7%
TreeHouse Foods, Inc. (a)	132,400	13,662

TOTAL CONSUMER STAPLES		56,211

ENERGY - 3.3%
Energy Equipment & Services - 0.5%
Dril-Quip, Inc. (a)	172,400	9,384
Oil, Gas & Consumable Fuels - 2.8%
Ardmore Shipping Corp. (c)	2,021,596	14,212
Newfield Exploration Co. (a)	110,000	4,763
World Fuel Services Corp.	791,900	37,694
		56,669

TOTAL ENERGY		66,053

FINANCIALS - 25.8%
Banks - 9.9%
Camden National Corp.	444,145	19,311
Community Bank System, Inc.	787,545	34,754
East West Bancorp, Inc.	299,803	10,259
FirstMerit Corp.	1,240,000	26,325
Investors Bancorp, Inc.	3,140,000	35,670
Popular, Inc.	356,000	11,994
Prosperity Bancshares, Inc.	473,878	24,210
UMB Financial Corp.	389,409	21,577
United Community Bank, Inc.	768,000	14,776
		198,876
Capital Markets - 2.9%
Monex Group, Inc.	3,711,300	9,127
OM Asset Management Ltd.	1,621,705	22,704
Vontobel Holdings AG	565,099	26,034
		57,865
Diversified Financial Services - 0.9%
MSCI, Inc. Class A	203,000	17,466
Insurance - 5.1%
Allied World Assurance Co. Holdings AG	743,000	30,456
AmTrust Financial Services, Inc.	740,200	17,669
Employers Holdings, Inc.	825,500	23,543
Primerica, Inc.	269,408	13,877
ProAssurance Corp.	115,573	5,971
Validus Holdings Ltd.	207,400	10,252
		101,768
Real Estate Investment Trusts - 5.3%
Coresite Realty Corp.	351,037	28,971
CubeSmart	837,900	24,894
Piedmont Office Realty Trust, Inc. Class A	663,200	14,551
The GEO Group, Inc.	371,300	12,851
WP Carey, Inc.	352,000	25,573
		106,840
Real Estate Management & Development - 1.2%
Leopalace21 Corp.	3,383,300	24,243
Thrifts & Mortgage Finance - 0.5%
TFS Financial Corp.	511,450	9,308

TOTAL FINANCIALS		516,366

HEALTH CARE - 13.5%
Biotechnology - 3.2%
Adverum Biotechnologies, Inc. (a)	326,504	1,182
ArQule, Inc. (a)	749,800	1,245
Aviragen Therapeutics, Inc. (a)	312,196	428
BioCryst Pharmaceuticals, Inc. (a)	143,200	518
Concert Pharmaceuticals, Inc. (a)	55,109	633
CTI BioPharma Corp. (a)(b)	5,000,000	1,675
Dicerna Pharmaceuticals, Inc. (a)(b)	228,582	734
Dyax Corp. rights 12/31/19 (a)	632,800	1,525
Emergent BioSolutions, Inc. (a)	25,000	835
Enanta Pharmaceuticals, Inc. (a)	51,493	1,158
Five Prime Therapeutics, Inc. (a)	43,200	2,190
Immune Design Corp. (a)(b)	100,000	767
Infinity Pharmaceuticals, Inc. (a)	1,145,000	1,924
Kindred Biosciences, Inc. (a)	200,000	784
MEI Pharma, Inc. (a)(b)	309,129	420
NewLink Genetics Corp. (a)	65,000	688
Novavax, Inc. (a)	960,306	7,029
Otonomy, Inc. (a)	292,000	4,193
PDL BioPharma, Inc.	710,000	2,499
Rigel Pharmaceuticals, Inc. (a)	298,706	684
Spark Therapeutics, Inc. (a)	97,017	5,621
United Therapeutics Corp. (a)	192,930	23,346
Verastem, Inc. (a)(b)	590,787	827
Vical, Inc. (a)	368,488	1,529
Vitae Pharmaceuticals, Inc. (a)	111,487	1,187
		63,621
Health Care Equipment & Supplies - 2.5%
Hill-Rom Holdings, Inc.	212,592	11,359
LivaNova PLC (a)	637,900	33,203
Steris PLC	86,501	6,137
		50,699
Health Care Providers & Services - 3.7%
Air Methods Corp. (a)(b)	298,639	9,942
AmSurg Corp. (a)	15,000	1,125
HealthSouth Corp.	273,092	11,757
Providence Service Corp. (a)	338,418	16,369
Ship Healthcare Holdings, Inc.	604,000	18,269
Team Health Holdings, Inc. (a)	442,080	18,055
		75,517
Life Sciences Tools & Services - 1.2%
PAREXEL International Corp. (a)	350,000	23,398
Pharmaceuticals - 2.9%
Achaogen, Inc. (a)(b)	333,600	1,311
Alliance Pharma PLC	16,907,226	10,237
Amphastar Pharmaceuticals, Inc. (a)	459,171	7,429
Dechra Pharmaceuticals PLC	1,530,902	26,947
Endocyte, Inc. (a)(b)	246,998	785
Innoviva, Inc.(b)	418,957	5,392
The Medicines Company (a)	141,100	5,518
		57,619

TOTAL HEALTH CARE		270,854

INDUSTRIALS - 14.6%
Aerospace & Defense - 1.3%
Astronics Corp. (a)	25,257	967
Moog, Inc. Class A (a)	319,602	17,600
Teledyne Technologies, Inc. (a)	81,418	8,549
		27,116
Building Products - 0.9%
Gibraltar Industries, Inc. (a)	492,111	17,362
Construction & Engineering - 1.3%
AECOM (a)	750,063	26,620
Machinery - 2.3%
Alamo Group, Inc.	52,447	3,521
Allison Transmission Holdings, Inc.	680,634	19,616
Rexnord Corp. (a)	1,105,347	23,533
		46,670
Professional Services - 4.6%
Advisory Board Co. (a)	496,980	20,754
CEB, Inc.	293,100	17,598
Resources Connection, Inc.	1,463,704	21,809
TriNet Group, Inc. (a)	641,601	13,916
WageWorks, Inc. (a)	302,535	18,700
		92,777
Road & Rail - 1.7%
Landstar System, Inc.	470,200	33,144
Trading Companies & Distributors - 2.5%
HD Supply Holdings, Inc. (a)	1,075,681	38,929
Watsco, Inc.	75,800	10,918
		49,847

TOTAL INDUSTRIALS		293,536

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc.	1,468,600	13,658
NETGEAR, Inc. (a)	536,503	27,592
		41,250
Electronic Equipment & Components - 1.6%
IPG Photonics Corp. (a)	140,180	11,816
Trimble Navigation Ltd. (a)	744,491	19,684
		31,500
Internet Software & Services - 2.6%
Bankrate, Inc. (a)	2,245,674	17,898
j2 Global, Inc.	259,000	17,312
Stamps.com, Inc. (a)(b)	215,300	16,321
		51,531
IT Services - 5.6%
Genpact Ltd. (a)	1,417,050	37,934
Maximus, Inc.	375,000	22,095
Paysafe Group PLC (a)	4,198,513	21,448
Perficient, Inc. (a)	910,615	20,234
Virtusa Corp. (a)	375,900	10,224
		111,935
Semiconductors & Semiconductor Equipment - 0.9%
ON Semiconductor Corp. (a)	1,870,000	18,756
Software - 4.6%
Fleetmatics Group PLC (a)	210,191	9,030
Imperva, Inc. (a)	228,619	10,773
Mentor Graphics Corp.	566,170	12,093
Micro Focus International PLC	1,118,000	28,645
Synchronoss Technologies, Inc. (a)	837,000	31,254
		91,795
Technology Hardware, Storage & Peripherals - 0.4%
Super Micro Computer, Inc. (a)(b)	401,780	8,658

TOTAL INFORMATION TECHNOLOGY		355,425

MATERIALS - 4.2%
Chemicals - 1.0%
Chemtura Corp. (a)	654,200	18,376
Ingevity Corp. (a)	75,400	2,886
		21,262
Containers & Packaging - 2.1%
Graphic Packaging Holding Co.	1,102,324	15,036
Silgan Holdings, Inc.	530,312	26,293
		41,329
Paper & Forest Products - 1.1%
Schweitzer-Mauduit International, Inc.	575,686	21,767

TOTAL MATERIALS		84,358

UTILITIES - 1.3%
Electric Utilities - 1.1%
IDACORP, Inc.	263,648	21,316
Independent Power and Renewable Electricity Producers - 0.2%
Pattern Energy Group, Inc.	167,500	4,082

TOTAL UTILITIES		25,398

TOTAL COMMON STOCKS
(Cost $1,674,966)		1,938,561

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 0.42% (d)	65,106,287	65,106
Fidelity Securities Lending Cash Central Fund, 0.45% (d)(e)	20,032,117	20,032
TOTAL MONEY MARKET FUNDS
(Cost $85,138)		85,138
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $1,760,104)		2,023,699
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(18,994)
NET ASSETS - 100%		$2,004,705

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$44
Fidelity Securities Lending Cash Central Fund	121
Total	$165

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ardmore Shipping Corp.	$14,788	$4,433	$541	$243	$14,212
Total	$14,788	$4,433	$541	$243	$14,212

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$270,360	$270,360	$--	$--
Consumer Staples	56,211	56,211	--	--
Energy	66,053	66,053	--	--
Financials	516,366	482,996	33,370	--
Health Care	270,854	251,060	18,269	1,525
Industrials	293,536	293,536	--	--
Information Technology	355,425	355,425	--	--
Materials	84,358	84,358	--	--
Utilities	25,398	25,398	--	--
Money Market Funds	85,138	85,138	--	--
Total Investments in Securities:	$2,023,699	$1,970,535	$51,639	$1,525

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At July 31, 2016, the cost of investment securities for income tax purposes was $1,763,324,000. Net unrealized appreciation aggregated $260,375,000, of which $354,253,000 related to appreciated investment securities and $93,878,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	September 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 28, 2016